UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: (811- 07237 )

Exact name of registrant as specified in charter: Putnam Investment Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: August 31, 2006

Date of reporting period: May 31, 2006

Item 1. Schedule of Investments:

Putnam New Value Fund

The fund's portfolio
5/31/06 (Unaudited)
COMMON STOCKS (99.5%)(a)
	Shares	Value

Aerospace and Defense (2.9%)
Boeing Co. (The)	118,900	$9,898,425
Lockheed Martin Corp.	661,800	47,973,882
		57,872,307

Airlines (1.3%)
Southwest Airlines Co.	1,614,897	25,999,842

Banking (9.1%)
Bank of America Corp.	1,739,100	84,172,440
Commerce Bancorp, Inc.	515,900	20,269,711
PNC Financial Services Group	288,500	19,880,535
U.S. Bancorp (S)	1,101,100	33,990,957
Washington Mutual, Inc.	447,900	20,563,089
		178,876,732

Building Materials (1.6%)
Masco Corp.	1,044,200	32,391,084

Chemicals (3.8%)
E.I. du Pont de Nemours & Co.	694,600	29,541,338
Huntsman Corp. (NON) (S)	460,500	8,634,375
Rohm & Haas Co.	716,245	36,105,910
		74,281,623

Computers (2.9%)
Dell, Inc. (NON)	375,900	9,540,342
Hewlett-Packard Co.	1,446,700	46,844,146
		56,384,488

Conglomerates (5.1%)
Textron, Inc.	413,869	37,633,108
Tyco International, Ltd. (Bermuda)	2,299,100	62,328,601
		99,961,709

Consumer Finance (2.9%)
Capital One Financial Corp.	244,000	20,195,880
Countrywide Financial Corp.	983,600	37,652,208
		57,848,088

Consumer Services (0.7%)
Service Corporation International (S)	1,787,000	14,278,130

Containers (0.5%)
Owens-Illinois, Inc. (NON)	582,100	9,895,700

Electric Utilities (5.1%)
Constellation Energy Group, Inc.	277,200	14,331,240
Exelon Corp.	272,700	15,437,547
PG&E Corp.	1,264,400	50,171,392
Sierra Pacific Resources (NON)	1,457,800	20,190,530
		100,130,709

Electronics (2.0%)
Intel Corp.	2,130,900	38,398,818

Financial (6.1%)
Citigroup, Inc.	1,833,800	90,406,340
Freddie Mac	332,600	19,969,304
MGIC Investment Corp.	143,800	9,472,106
		119,847,750

Health Care Services (2.4%)
Cardinal Health, Inc.	219,800	14,706,818
CIGNA Corp.	112,200	10,405,428
WellPoint, Inc. (NON)	294,300	21,065,994
		46,178,240

Homebuilding (0.4%)

Lennar Corp. (S)	154,700	7,411,677

Household Furniture and Appliances (0.5%)
Whirlpool Corp.	108,200	9,729,344

Insurance (10.1%)
ACE, Ltd. (Bermuda)	559,700	28,975,669
American International Group, Inc.	325,600	19,796,480
Berkshire Hathaway, Inc. Class B (NON)	13,990	42,935,310
Chubb Corp. (The)	1,356,977	68,568,048
Genworth Financial, Inc. Class A	1,143,400	38,292,466
		198,567,973

Leisure (1.1%)
Brunswick Corp.	583,600	20,968,748

Machinery (0.8%)
Deere (John) & Co.	176,500	15,108,400

Manufacturing (0.7%)
Ingersoll-Rand Co., Ltd. Class A (Bermuda)	313,200	13,658,652

Media (0.5%)
Walt Disney Co. (The)	339,500	10,354,750

Medical Technology (1.4%)
Boston Scientific Corp. (NON)	852,400	17,627,632
PerkinElmer, Inc.	434,500	9,063,670
		26,691,302

Metals (1.8%)
Alcoa, Inc.	803,800	25,496,536
Freeport-McMoRan Copper & Gold, Inc. Class B	174,600	9,775,854
		35,272,390

Natural Gas Utilities (1.0%)
Southern Union Co.	774,300	19,009,065

Oil & Gas (11.0%)
Chevron Corp.	670,100	40,065,279
Exxon Mobil Corp.	1,157,800	70,521,598
Hess Corp.	105,300	15,795,000
Marathon Oil Corp.	390,300	29,292,015
Newfield Exploration Co. (NON)	530,041	22,648,652
Occidental Petroleum Corp.	211,100	20,917,899
Valero Energy Corp. (S)	245,700	15,073,695
		214,314,138

Pharmaceuticals (3.6%)
Pfizer, Inc.	2,956,100	69,941,326

Photography/Imaging (0.8%)
Xerox Corp. (NON)	1,090,000	14,965,700

Publishing (1.4%)
R. R. Donnelley & Sons Co.	872,500	28,077,050

Railroads (1.0%)
Norfolk Southern Corp.	365,900	19,304,884

Regional Bells (1.5%)
Verizon Communications, Inc.	948,000	29,587,080

Restaurants (1.9%)
McDonald's Corp.	1,118,800	37,110,596

Retail (6.8%)
Foot Locker, Inc. (S)	383,600	9,271,612
Home Depot, Inc. (The)	808,600	30,823,832
Rite Aid Corp. (NON)	2,284,200	10,735,740
Supervalu, Inc.	684,500	19,960,020
Wal-Mart Stores, Inc.	1,275,000	61,773,750
		132,564,954

Software (0.8%)
Oracle Corp. (NON)	1,077,300	15,319,206

Telecommunications (1.5%)

Embarq Corp. (NON)	62,000	2,583,540
Sprint Nextel Corp.	1,240,000	26,300,400
		28,883,940

Tobacco (2.8%)
Altria Group, Inc.	745,400	53,929,690

Toys (0.7%)
Mattel, Inc.	858,700	14,434,747

Waste Management (1.0%)
Waste Management, Inc. (S)	540,000	19,774,800

Total common stocks (cost $1,624,957,504)		$1,947,325,632

SHORT-TERM INVESTMENTS (0.8%)(a)

	Principal amount/shares	Value

Short-term investments held as collateral for loaned securities with yields ranging from 4.90% to 5.19% and due dates ranging from June 1, 2006 to
June 29, 2006 (d)	$5,509,453	$5,501,100
Putnam Prime Money Market Fund (e)	9,677,114	9,677,114

Total short-term investments (cost $15,178,214)		$15,178,214

TOTAL INVESTMENTS

Total investments (cost $1,640,135,718) (b)		$1,962,503,846

NOTES

(a) Percentages indicated are based on net assets of $1,956,590,809.

(b) The aggregate identified cost on a tax basis is $1,651,213,828, resulting in gross unrealized appreciation and depreciation of $347,721,496 and $36,431,478, respectively, or net unrealized appreciation of $311,290,018.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at May 31, 2006.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At May 31, 2006, the value of securities loaned amounted to $5,302,173. The fund received cash collateral of $5,501,100 which is pooled with collateral of other Putnam funds into 27 issues of high-grade, short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $513,469 for the period ended May 31, 2006. During the period ended May 31, 2006, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $339,790,323 and $356,175,404 espectively.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value equity foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds By (Signature and Title): /s/ Michael T. Healy Michael T. Healy Principal Accounting Officer Date: July 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: July 27, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: July 27, 2006

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: (811- 07237)

Exact name of registrant as specified in charter: Putnam Investment Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: August 31, 2006

Date of reporting period: May 31, 2006

Item 1. Schedule of Investments:

Putnam International Capital Opportunities Fund

The fund's portfolio
5/31/06 (Unaudited)

COMMON STOCKS (97.5%)(a)

	Shares	Value

Australia (2.6%)
Adelaide Brighton, Ltd.	1,719,989	$3,239,599
Ansell, Ltd.	12,608	92,994
ARC Energy, Ltd. (NON)	712,248	853,206
Australand Holdings, Ltd.	3,756,750	5,547,457
BlueScope Steel, Ltd.	2,258,705	12,967,018
Caltex Australia, Ltd.	183,212	2,643,311
Colorado Group, Ltd.	884,261	2,251,764
Flight Centre, Ltd.	64,974	484,129
Just Group, Ltd.	274,890	714,502
Kagara Zinc, Ltd. (NON)	22,894	63,646
Kingsgate Consolidated, Ltd.	451,383	1,676,555
Perilya, Ltd.	64,477	139,416
QBE Insurance Group, Ltd.	577,210	9,314,916
Tap Oil, Ltd. (NON)	450,945	650,606
		40,639,119

Austria (0.9%)
Andritz AG	87,442	13,981,569
IMMOFINANZ Immobilien Anlagen AG (NON)	46,091	506,114
		14,487,683

Belgium (0.6%)
CFE (CIE Francois D'enter)	1,872	1,951,016
Gimv NV	115,598	6,717,929
Icos Vision Systems NV (NON)	2,153	96,198
Mobistar SA	1,099	87,651
		8,852,794

Bermuda (1.2%)
Arch Capital Group, Ltd. (NON)	113,400	6,509,160
Axis Capital Holdings, Ltd.	291,982	7,649,928
Endurance Specialty Holdings, Ltd.	173,300	5,294,315
		19,453,403

Brazil (--%)
Gerdau SA (Preference)	22,413	311,698

Canada (7.9%)
Agrium, Inc.	22,193	544,189
AUR Resources, Inc.	1,157,254	18,788,161
Axcan Pharma, Inc. (NON)	9,100	117,315
Baytex Energy Trust	98,000	2,136,822
Biovail Corp.	607,300	14,974,218
Boardwalk Real Estate Investment Trust (R)	13,680	325,626
Canaccord Capital, Inc.	158,802	3,113,425
Canadian Western Bank	9,010	351,985
CGI Group, Inc. (NON)	553,695	3,672,185
Cognos, Inc. (NON)	3,279	99,559
Corus Entertainment, Inc. Class B	27,133	887,424
Cryptologic, Inc.	3,370	80,829
Eurozinc Mining Corp. (NON)	52,500	124,012
GMP Capital Trust	17,200	393,004
Industrial Alliance Insurance and Financial Services, Inc.	160,408	4,737,771
Inmet Mining Corp.	387,837	14,351,414
Iteration Energy, Ltd. (NON)	343,300	1,375,446
Kingsway Financial Services, Inc.	97,200	1,952,478
Methanex Corp.	846,636	19,806,375
Norbord, Inc.	1,070,416	10,250,009
Northern Orion Resources, Inc. (NON)	771,000	3,838,539
Northgate Minerals Corp. (NON)	717,600	2,705,587
Open Text Corp. (NON)	3,400	48,991
Quebecor World, Inc.	9,800	97,938
Royal Group Technologies, Ltd. (Toronto Exchange) (NON)	29,100	256,446
SNC-Lavalin Group, Inc.	278,934	7,478,280
Stantec, Inc. (NON)	5,400	115,781
Teck Comico, Ltd. Class B	7,560	481,472
Transat A.T., Inc. Class A (NON)	41,640	925,712
Transat A.T., Inc. Class B (NON)	274,900	6,213,784
Zargon Energy Trust	116,500	3,459,966
		123,704,743

Denmark (2.6%)
Amagerbanken A/S	11,150	845,104
Biomar A/S	74,420	2,794,660

Codan A/S	88,700	6,172,879
D/S Norden	2,674	1,098,582
FLSmidth & Co. A/S Class B	110,965	4,415,509
Forstaedernes Bank A/S	5,950	799,456
Jyske Bank A/S (NON)	166,743	11,029,648
SimCorp A/S	23,450	3,615,336
Sjaelso Gruppen	24,000	9,806,380
Solar Holdings A/S Class B	8,800	882,244
		41,459,798

Finland (1.1%)
Orion-Yhtymae OYJ Class B	5,099	106,612
Ramirent OYJ	79,800	3,013,122
Rautaruukki OYJ	475,500	14,296,128
		17,415,862

France (3.0%)
April Group	37,431	2,043,568
Axalto Holding NV (NON)	24,157	710,779
Beneteau SA	5,262	438,931
BioMerieux	4,079	245,955
Camaieu	9,867	1,900,828
Ciments Francais Class A	3,295	552,669
CNP Assurances	105,188	10,469,704
Compagnie Plastic-Omnium SA	31,107	1,411,858
Eiffage SA	5,932	443,776
Geodis	11,251	1,822,102
GFI Informatique	232,177	1,923,293
Kaufman & Broad SA	15,460	822,009
Montupet	36,924	690,931
Nexity	240,000	14,693,419
Nexity 144A	32,580	1,994,632
Societe BIC SA	29,527	1,981,400
Spir Communication	8,638	1,358,988
Total Gabon	894	786,492
Trigano SA	8,866	454,325
Valeo SA	62,060	2,383,139
		47,128,798

Germany (2.0%)
Altana AG	88,302	5,239,369
Balda AG	44,017	543,263
Bechtle AG	36,902	812,320
Continental AG	126,562	13,864,967
Deutsche Beteiligungs AG	33,811	732,988
Deutsche Lufthansa AG	382,113	6,674,169
ElringKlinger AG	13,269	685,915
Fresenius AG (Preference)	765	125,415
Mobilcom AG (NON)	39,953	834,840
Norddeutsche Affinerie AG	7,640	198,007
Pfeiffer Vacuum Technology AG	9,506	609,817
Puma AG Rudolf Dassier Sport	1,379	506,272
Villeroy & Boch AG (Preference)	16,748	263,491
		31,090,833

Greece (0.4%)
Attica Holdings SA	229,380	1,284,424
Heracles General Cement Co.	6,880	128,829
Metka SA	209,140	2,159,532
Mytilineos Holdings SA	85,397	2,195,701
		5,768,486

Hong Kong (3.3%)
Beijing Enterprises Holdings, Ltd.	892,000	1,500,561
Chinese Estates Holdings, Ltd.	116,000	136,822
CNPC Hong Kong, Ltd.	27,500,000	13,825,330
First Pacific Co., Ltd.	7,240,000	2,986,529
Industrial & Commercial Bank of China	95,000	135,321
Jinhui Shipping & Transportation, Ltd. (S)	3,103,500	7,363,717
Midland Holdings, Ltd.	6,668,000	3,201,843
Orient Overseas International, Ltd.	2,696,660	10,063,591
SmarTone Telecommunications Holdings, Ltd.	1,693,500	1,691,863
Solomon Systech International, Ltd.	14,422,000	4,973,103
Truly International Holdings	710,000	974,734
Wheelock and Co., Ltd.	2,450,000	4,216,242
		51,069,656

India (0.6%)
Canara Bank	364,691	1,801,789
Indian Petrochemicals Co.	67,563	348,762
Sesa GOA, Ltd.	8,645	227,723
Tata Iron & Steel Co., Ltd.	631,522	7,056,020
		9,434,294

Ireland (0.4%)
DCC PLC	71,256	1,675,623
Depfa Bank PLC	83,979	1,366,513
Eircom Group PLC	28,243	77,623
FBD Holdings PLC	59,067	2,727,158
Paddy Power PLC	27,439	517,674
		6,364,591

Italy (5.2%)
Brembo SpA	106,965	1,000,778
Compagnie Industriali Riunite (CIR) SpA	4,811,500	13,965,465
Cremonini SpA	536,000	1,476,585
Danieli & Co. SpA	58,500	666,793
ERG SpA	471,000	11,686,770
Ergo Previdenza SpA	255,148	1,572,896
Esprinet SpA	688,301	12,685,184
Fondiaria-Sai SpA	3,922	113,283
Italcementi SpA	778,409	18,944,517
Milano Assicurazioni SpA	1,518,000	11,599,926
Parmalat Finanziaria SpA (NON) (F) (S)	5,785,367	743
Pirelli & C Real Estate SpA	4,169	285,917
Premafin Finanziaria SpA	376,500	967,078
Sai-Soc Assicuratrice Industriale SpA (SAI)	134,500	5,244,336
Sogefi SpA	48,665	344,065
Vittoria Assicurazioni SpA	120,567	1,666,124
		82,220,460

Japan (32.0%)
ABC-Mart, Inc.	118,600	2,481,194
Aderans Co., Ltd.	23,000	638,148
Aeon Credit Service Co., Ltd.	16,500	436,457
Aica Kogyo Co., Ltd.	15,000	202,070
Aichi Bank, Ltd. (The)	800	87,073
Airport Facilities Co., Ltd.	72,300	486,343
Alpine Electronics, Inc.	19,600	280,824
Aplus Co., Ltd. (NON)	117,500	409,872
Asahi Diamond Industrial Co., Ltd.	178,000	1,630,886
Asahi Industries Co., Ltd.	327	1,128,995
Asahi Pretec Corp.	64,800	2,023,374
Asahi Soft Drinks Co., Ltd.	224,500	3,563,079
Bank of Fukuoka, Ltd. (The)	34,000	247,819
BML, Inc.	89,200	1,814,399
Brother Industries, Ltd.	1,714,000	16,774,538
CAC Corp.	163,800	1,746,284
Canon Electronics, Inc.	84,500	3,173,744
Canon Finetech, Inc.	4,600	86,796
Canon Sales Co., Inc.	714,100	15,162,441
Capcom Co., Ltd. (S)	425,500	4,498,327
Century Leasing System, Inc.	312,000	4,826,550
Chori Co., Ltd. (NON)	359,000	746,249
Chubu Steel Plate Co., Ltd.	34,000	436,792
CKD Corp.	298,000	4,777,465
Cleanup Corp.	109,000	1,055,090
COMSYS Holdings Corp.	20,000	235,525
Daiichi Sankyo Co., Ltd.	542,900	14,820,894
Daiichikosho Co., Ltd.	206,700	5,273,994
Daishi Bank, Ltd. (The)	38,000	179,338
Daishinku Corp.	234,000	1,482,202
Daiwa Industries, Ltd.	552,000	6,052,351
Daiwabo Information System Co., Ltd.	167,000	2,930,583
Data Communication System Co., Ltd.	21,900	750,254
Doutor Coffee Co., Ltd.	347,800	5,969,910
ESPEC Corp.	86,000	1,347,275
Foster Electric Co., Ltd.	106,000	1,905,522
Fujicco Co., Ltd.	58,000	711,482
Fujimi, Inc.	64,900	1,528,557
Fujitsu General, Ltd. (NON)	235,000	740,075
Future System Consulting Corp. (S)	3,551	3,199,670
Fuyo General Lease Co., Ltd.	125,310	4,762,428
Geomatec Co., Ltd.	15,800	197,341
Glory, Ltd.	462,000	9,418,057
Hachijuni Bank, Ltd. (The)	27,000	213,659
Happinet Corp.	3,000	73,869
Higashi-Nippon Bank, Ltd. (The)	182,000	855,687
Hisamitsu Pharmaceutical Co., Inc.	359,500	11,225,355
Hitachi High-Technologies Corp.	13,900	399,304
Hitachi Systems & Services, Ltd.	98,500	2,267,196
Hokuetsu Bank, Ltd. (The)	548,000	1,564,457
Infocom Corp.	1,838	2,016,897
Iyo Bank Ltd. (The)	19,000	188,491
Japan Business Computer Co., Ltd.	13,900	123,883
JFE Shoji Holdings, Inc.	36,000	181,461
Joshin Denki Co., Ltd.	281,000	2,085,753
Kagawa Bank, Ltd. (The)	121,000	775,074
Kagoshima Bank, Ltd. (The)	31,000	241,440
Kaken Pharmaceutical Co., Ltd. (S)	322,000	2,390,079
Kaneka Corp.	1,077,000	10,434,669
Keihin Corp.	654,900	14,518,927

Keiyo Bank, Ltd. (The)	20,000	131,501
Kenedix, Inc.	44	213,935
Kenwood Corp.	2,311,000	4,473,967
Kimoto Co., Ltd.	175,600	2,929,539
Kintetsu World Express, Inc.	6,600	158,979
KK DaVinci Advisors (NON)	192	203,836
Kobayashi Pharmaceutical Co., Ltd.	13,700	569,560
Kyowa Hakko Kogyo Co., Ltd.	60,000	410,563
Lawson, Inc.	394,000	14,341,333
Leopalace21 Corp.	8,100	242,805
Makita Corp.	295,500	9,147,872
Mars Engineering Corp.	478,400	13,870,997
Meiko Network Japan Co., Ltd.	149,600	802,120
Melco Holdings, Inc.	135,500	3,892,497
Mikuni Coca-Cola Bottling Co., Ltd.	37,500	435,253
Mitsubishi Plastics, Inc.	1,062,000	3,477,152
Musashi Seimitsu Industry Co., Ltd.	14,000	344,723
Neturen Co., Ltd.	155,000	1,713,311
NGK Spark Plug Co., Ltd.	628,000	12,493,889
Nice Corp.	347,000	1,312,588
Nichiha Corp.	27,200	562,976
Nihon Eslead Corp.	100,300	3,006,584
Nikkiso Co., Ltd.	264,000	2,816,879
Nippo Corp.	132,000	1,192,934
Nippon Kanzai Co., Ltd.	51,900	1,145,976
Nippon Seiki Co., Ltd.	13,100	262,374
Nippon Shinyaku Co., Ltd.	99,000	869,087
Nippon Shokubai Co., Ltd.	285,000	3,562,182
Nippon Thompson Co., Ltd.	367,000	4,334,981
Nissan Diesel Motor Co., Ltd. (R)	42,000	206,834
Nissin Kogyo Co., Ltd.	312,100	5,624,427
Nitto Kohki Co., Ltd.	37,700	889,611
Noritake Co., Ltd.	325,000	1,942,635
Noritsu Koki Co., Ltd.	85,300	1,932,929
Oita Bank, Ltd. (The) (Private)	23,000	179,338
Okamura Corp.	381,000	3,929,307
Okinawa Cellular Telephone Co.	50	130,252
Ono Pharmaceutical Co., Ltd.	232,700	11,438,817
Onward Kashiyama Co., Ltd.	692,000	10,155,589
Osaka Steel Co., Ltd.	144,800	2,654,688
Pacific Metals Co., Ltd.	1,772,000	10,402,141
Pal Co., Ltd.	6,100	403,801
Pigeon Corp.	80,000	1,174,057
Rasa Industries, Ltd. (S)	562,000	2,291,319
Rhythm Watch Co., Ltd. (S)	573,000	1,124,632
Ricoh Leasing Co., Ltd.	270,500	7,891,293
Riso Kagaku Corp.	36,200	643,003
Sankyo Co., Ltd.	267,700	17,553,707
Santen Pharmaceutical Co., Ltd.	457,600	11,512,463
Sanyo Shinpan Finance Co., Ltd.	77,700	4,263,137
Seikagaku Corp.	263,000	2,850,790
Shimano, Inc.	405,500	12,227,585
Shinkawa, Ltd.	70,500	1,949,773
Shinwa Co., Ltd. (S)	11,000	287,537
Showa Corp.	324,000	5,997,859
SMK Corp.	92,000	623,784
Square Enix Co., Ltd.	3,100	65,960
Sumisho Lease Co., Ltd.	172,000	9,866,714
Sumitomo Real Estate Sales Co., Ltd.	4,000	295,120
Suzuken Co., Ltd.	2,900	119,788
Tachi-S Co., Ltd.	54,600	491,493
Takamatsu Corp.	48,200	933,125
Takara Leben Co., Ltd.	13,200	222,336
Takasago International Corp.	192,000	904,416
Takiron Co., Ltd.	244,000	970,863
Tamron Co., Ltd. (S)	256,600	4,464,002
Tanabe Seiyaku Co., Ltd.	1,413,000	17,320,564
Toa Corp.	224,000	2,054,349
Tocalo Co., Ltd.	60,300	2,254,055
Tochigi Bank, Ltd. (The)	22,000	185,476
Tokai Rika Co., Ltd.	16,600	419,850
Token Corp.	7,200	466,340
Tokyo Steel Manufacturing Co., Ltd.	949,800	21,014,399
Toppan Forms Co., Ltd.	17,300	242,623
Toshiba TEC Corp.	1,558,000	7,436,257
Toyo Kohan Co., Ltd.	141,000	558,515
Toyo Securities Co., Ltd.	749,000	4,430,252
Toyota Auto Body Co., Ltd.	67,300	1,206,825
Uniden	802,000	9,559,033
Unipres Corp.	64,000	613,792
Yamato Kogyo Co., Ltd.	778,400	17,222,161
Yodogawa Steel Works, Ltd.	640,000	3,705,594
Yonekyu Corp.	253,000	3,031,305
Yoshimoto Kogyo Co., Ltd.	169,000	3,829,601
Zuken, Inc.	38,500	394,995
		503,257,972

Netherlands (1.2%)
Eurocommercial Properties NV CVA (Commanditaire Vennootschap op Aandelen) (R)	13,107	477,561
Grontmij NV	12,500	1,051,521

Heijmans NV	9,365	480,618
Koninklijke DSM NV	23,697	1,007,063
Stork NV	294,510	16,116,772
		19,133,535

New Zealand (--%)
Fletcher Building, Ltd.	54,347	314,242

Norway (1.1%)
Acta Holding ASA	1,618,000	5,865,217
EDB Business Partner ASA	165,800	1,434,256
Expert ASA	124,400	1,762,795
Odfjell ASA Class B	86,000	1,293,047
Sparebanken Midt-Norge	230,330	2,723,048
Sparebanken Nord-Norge	46,000	989,125
Tandberg ASA	63,710	543,251
Veidekke ASA	79,400	3,009,062
		17,619,801

Portugal (0.1%)
Impresa SGPS (NON)	131,851	777,253
Sonaecom, SGPS SA (NON)	225,671	1,252,062
		2,029,315

Singapore (1.1%)
Ascendas Real Estate Investment Trust (R)	137,000	175,674
GES International, Ltd.	1,677,000	920,844
KS Energy Services, Ltd.	250,000	357,075
MMI Holdings, Ltd.	3,687,000	1,685,165
MobileOne Asia, Ltd.	4,082,110	5,286,297
Neptune Orient Lines, Ltd.	766,000	928,750
SembCorp Industries, Ltd.	3,105,820	5,914,721
Unisteel Technology, Ltd.	946,000	1,116,968
United Overseas Land, Ltd.	179,000	329,525
		16,715,019

South Korea (4.6%)
Binggrae Co., Ltd.	99,300	4,706,062
Daegu Bank	23,550	389,884
Daewoong Pharmaceutical Co., Ltd.	5,140	221,847
Dong Wha Pharmaceutical Industrial Co., Ltd.	5,890	171,348
Dongbu Insurance Co., Ltd.	52,190	1,336,082
Hanjin Shipping	9,550	232,360
Hyundai Heavy Industries	7,560	774,154
Hyundai Marine & Fire Insurance Co.	379,010	5,532,993
INI Steel Co.	501,940	18,212,781
Interflex Co., Ltd.	420,619	2,758,741
Jeonbuk Bank	17,730	156,237
Kwang Dong Pharmaceutical Co., Ltd. (AFF)	2,804,460	9,760,577
LG Insurance Co., Ltd.	202,760	3,453,333
LG Petrochemical Co., Ltd.	13,110	267,664
LS Industrial Systems Co., Ltd.	85,720	2,892,699
Pusan Bank	22,520	290,642
Samsung Heavy Industries Co., Ltd.	753,330	15,978,278
Samsung SDI Co., Ltd.	61,850	5,221,231
		72,356,913

Spain (1.3%)
Fomento de Construcciones y Contratas SA	28,811	2,218,268
Gestevision Telecinco SA	653,550	15,788,254
Grupo Duro Felguera SA	60,847	1,855,963
Iberia Lineas Aereas de Espana SA	108,887	275,492
Indra Sistemas SA Class A	7,112	139,201
Inmobiliaria Colonial	7,721	537,452
		20,814,630

Sweden (2.3%)
Intrum Justita AB	406,000	3,672,387
JM AB	77,904	5,351,128
Skanska AB Class B	1,122,612	17,507,500
SKF AB Class B	147,886	2,347,332
Swedish Match AB	56,736	896,614
Tele2 AB Class B	533,654	5,622,316
		35,397,277

Switzerland (2.9%)
Baloise Holding AG Class R	299,034	22,303,845
Barry Callebaut AG (NON)	3,822	1,481,981
Charles Voegele Holding AG (NON)	48,589	3,880,080
Geberit International AG	478	521,798
George Fischer AG (NON)	15,921	7,228,477
Inficon Holding AG	7,377	898,819
Kuehne & Nagel International AG	6,255	468,340

Logitech International SA (NON)	29,782	1,208,737
Saurer AG (NON)	64,725	4,795,629
Schweiter Tehnologies AG	4,880	1,217,288
Zehnder Group AG Class B	860	1,355,808
		45,360,802

Taiwan (3.3%)
ChipMOS TECHNOLOGIES Bermuda, Ltd. (NON)	14,128	91,691
Faraday Technology Corp.	3,214,000	5,967,852
Greatek Electronics, Inc.	12,453,000	15,843,611
Hsinchu International Bank	5,590,000	2,795,874
Novatek Microelectronics Corp., Ltd.	25,000	144,576
Phoenixtec Power Co., Ltd.	486,000	495,267
Siliconware Precision Industries Co.	31,000	39,731
U-Ming Marine Transport Corp.	14,421,000	16,183,617
WAN HAI Lines, Ltd.	2,821,000	1,984,136
Yang Ming Marine Transport	12,254,000	7,680,297
		51,226,652

United Kingdom (15.8%)
888 Holdings PLC (NON)	122,299	481,123
Aberdeen Asset Management PLC	59,945	185,069
Alexon Group PLC	545,335	1,821,372
Amdocs, Ltd. (NON)	340,744	12,767,678
Amstrad PLC	118,916	412,744
Anite Group PLC (NON)	1,147,540	1,427,863
Antofagasta PLC	462,455	18,041,496
Arla Foods UK PLC	891,583	909,191
Atkins (WS) PLC	16,941	259,609
Berkeley Group Holdings PLC (NON)	788,978	16,386,450
Bespak PLC	123,724	1,459,607
Blacks Leisure Group PLC	273,768	2,709,788
Brambles Industries PLC	56,346	457,825
Britannic Group PLC	332,305	4,249,838
British Airways PLC (NON)	45,723	291,306
Carillion PLC	988,877	5,615,623
Cattles PLC	43,463	284,633
Chaucer Holdings PLC	1,652,445	1,978,810
Close Brothers Group PLC	320,734	5,857,224
CLS Holdings PLC (NON)	99,665	1,008,874
Computacenter PLC	12,407	51,014
Countrywide PLC	708,701	6,374,988
Dairy Crest Group PLC	1,203,884	10,170,432
Dana Petroleum PLC (NON)	397,687	7,203,006
Davis Service Group PLC	946,749	7,905,149
Dicom Group PLC	112,628	459,409
EMAP PLC	28,622	468,603
Evolution Group PLC	62,183	182,670
French Connection Group PLC	684,694	2,587,885
Greggs PLC	2,445	169,727
Hiscox PLC	187,221	748,786
HMV Group PLC	2,935,442	9,021,440
Holidaybreak PLC	119,625	1,578,004
ICAP PLC	90,443	834,294
Imperial Chemical Industries PLC	46,526	312,091
Intermediate Capital Group PLC	12,143	284,691
Keller Group PLC	127,898	1,270,736
Kensington Group PLC	375,654	7,310,016
Kier Group PLC	47,734	1,365,628
Kiln PLC	486,536	805,666
Liontrust Asset Management PLC	135,279	896,047
London Scottish Bank PLC	864,887	1,812,485
London Stock Exchange Group PLC	168,495	3,486,897
Lookers PLC	140,788	2,028,399
Man Group PLC	312,129	13,660,335
McBride PLC	1,860,904	5,954,113
National Express Group PLC	32,914	491,451
Next PLC	7,417	225,517
Northern Rock PLC	1,084,238	20,834,931
Rentokil Initial PLC	68,761	186,555
Robert Wiseman Dairies PLC	114,594	696,319
RPC Group PLC	258,559	1,142,953
Sage Group (The) PLC	27,550	119,464
Savills PLC	39,904	425,587
Schroders PLC	17,252	330,227
Senior PLC	1,005,508	1,166,472
Severfield-Rowen PLC	101,684	2,359,236
Shire PLC	1,024,696	14,993,354
SurfControl PLC GDR (NON)	115,200	1,014,166
TDG PLC	232,110	927,233
Topps Tiles PLC	171,254	708,158
TT electronics PLC	742,986	2,411,999
Tullow Oil PLC	2,162,085	14,705,310
Uniq PLC	839,478	2,277,584
Vitafort International CP	18,199	355,163
Vitec Group PLC	82,737	742,697
William Hill PLC	1,386,639	15,969,395
Wilson Bowden PLC	19,853	523,401
Wincanton PLC	354,403	2,168,414

Wolfson Microelectronics PLC (NON)	11,532	97,099
		248,421,319

Total common stocks (cost $1,138,693,965)		$1,532,049,695

SHORT-TERM INVESTMENTS (2.3%)(a)
	Principal	Value
	amount/shares

Short-term investments held as collateral for loaned securities with yields ranging from
4.80% to 5.86% and a due date of June 1, 2006 (d)	$13,650,725	$13,648,913
Putnam Prime Money Market Fund (e)	21,428,514	21,428,514
U.S. Treasury Bills for an effective yield of 4.76%, August 17, 2006 (SEG)	$583,000	577,139

Total short-term investments (cost $22,005,653)		$35,654,566

TOTAL INVESTMENTS
Total investments (cost $1,160,699,618) (b)		$1,567,704,261

FORWARD CURRENCY CONTRACTS TO BUY at 5/31/06 (aggregate face value $482,490,217) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$35,622,884	$35,012,745	7/19/06	$610,139
British Pound	92,535,732	89,368,900	6/21/06	3,166,832
Canadian Dollar	15,023,730	14,702,718	7/19/06	321,012
Euro	256,797,957	244,537,876	6/21/06	12,260,081
Japanese Yen	16,827,844	17,037,609	8/16/06	(209,765)
Norwegian Krone	18,440,794	18,119,664	6/21/06	321,130
Swiss Franc	65,472,675	63,710,705	6/21/06	1,761,970

Total				$18,231,399

FORWARD CURRENCY CONTRACTS TO SELL at 5/31/06 (aggregate face value $446,448,138) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$12,042,891	$12,043,091	7/19/06	$200
British Pound	10,466,728	10,520,697	6/21/06	53,969
Canadian Dollar	16,802,704	16,446,402	7/19/06	(356,302)
Euro	62,028,393	61,117,117	8/16/06	(911,276)
Hong Kong Dollar	44,192,519	44,234,770	8/16/06	42,251
Japanese Yen	263,590,615	260,058,546	8/16/06	(3,532,069)
Norwegian Krone	4,312,768	4,352,644	6/21/06	39,876
Swedish Krona	18,745,775	17,483,980	6/21/06	(1,261,795)
Swiss Franc	20,844,035	20,190,891	6/21/06	(653,144)

Total				$(6,578,290)

FUTURES CONTRACTS OUTSTANDING at 5/31/06 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation

Dow Jones Euro Stoxx 50 (Long)	62	$2,889,650	Jun-06	$(63,103)
Russell 2000 Index Mini (Long)	40	2,888,800	Jun-06	(116,080)
Tokyo Price Index (Long)	19	2,678,205	Jun-06	(318,608)
S&P 200 Index (Long)	17	1,603,217	Jun-06	(54,810)
FTSE 100 Index (Long)	12	1,285,670	Jun-06	(63,273)

Total				$(615,874)

NOTES

(a) Percentages indicated are based on net assets of $1,572,090,006.

(b) The aggregate identified cost on a tax basis is $1,160,718,813, resulting in gross unrealized appreciation and depreciation of $457,975,979 and $50,990,531, respectively, or net unrealized appreciation of $406,985,448.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at May 31, 2006.

(AFF) Transactions during the period with companies in which the fund owned at least 5% of the voting securities were as follows:

	Purchase	Sales	Dividend
Affiliates	cost	cost	income	Value

Kwang Dong Pharmaceutical Co., Ltd.	$ 5,478,818	$ 45,734	$ 115,092	$ 9,760,577

Market values are shown for those securities affiliated at period end.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at May 31, 2006.

(R) Real Estate Investment Trust.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At May 31, 2006, the value of securities loaned amounted to $12,785,275. The fund received cash collateral of $13,648,913 which is pooled with collateral of other Putnam funds into 2 issues of high-grade, short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $103,090 for the period ended May 31, 2006. During the period ended May 31, 2006, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $307,578,319 and $291,324,652, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees.

At May 31, 2006, liquid assets totaling $62,969,353 have been designated as collateral for open forward contracts and futures contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

GDR after the name of a foreign holding stands for Global Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

The fund had the following industry group concentration greater than 10% at May 31, 2006 (as a percentage of net assets):

Metals	10.4%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value equity foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds By (Signature and Title): /s/ Michael T. Healy Michael T. Healy Principal Accounting Officer Date: July 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: July 27, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: July 27, 2006

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07237 )

Exact name of registrant as specified in charter: Putnam Investment Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: February 28, 2007

Date of reporting period: May 31, 2006

Item 1. Schedule of Investments:

Putnam Small Cap Value Fund

The fund's portfolio
5/31/06 (Unaudited)
COMMON STOCKS (99.5%)(a)

	Shares	Value

Advertising and Marketing Services (0.3%)
Valassis Communications, Inc. (NON) (S)	69,400	$2,011,906

Aerospace and Defense (2.2%)
AAR Corp. (NON) (S)	284,145	6,842,212
Heico Corp. (S)	88,100	2,700,265
Heico Corp. Class A	27,040	728,187
Herley Industries, Inc. (NON)	130,100	2,461,492
Innovative Solutions & Support, Inc. (NON) (S)	162,350	2,185,231
Teledyne Technologies, Inc. (NON)	82,800	2,835,900
		17,753,287

Airlines (0.4%)
SkyWest, Inc.	156,000	3,623,880

Automotive (1.8%)
Aaron Rents, Inc.	137,372	3,709,044
American Axle & Manufacturing Holdings, Inc. (S)	236,400	4,144,092
ArvinMeritor, Inc.	269,100	4,512,807
CLARCOR, Inc.	72,100	2,267,545
		14,633,488

Banking (8.7%)
AMCORE Financial, Inc.	134,200	4,046,130
BankAtlantic Bancorp, Inc. Class A (S)	482,800	7,097,160
Brookline Bancorp, Inc.	449,765	6,440,635
Colonial Bancgroup, Inc.	168,900	4,502,874
Columbia Banking Systems, Inc.	27,400	920,640
East West Bancorp, Inc.	59,600	2,381,020
First Community Bancorp	66,500	3,860,990
First Niagara Financial Group, Inc.	157,997	2,226,178
Flagstar Bancorp, Inc.	303,700	4,901,718
Netbank, Inc.	483,100	3,048,361
PFF Bancorp, Inc.	187,900	6,388,600
Provident Bankshares Corp.	113,340	3,998,635
Republic Bancorp, Inc.	614,950	6,684,507
Sterling Bancshares, Inc.	269,300	4,602,337
UMB Financial Corp.	75,000	2,416,500
Webster Financial Corp.	96,100	4,659,889
Wintrust Financial Corp.	39,000	2,001,870
		70,178,044

Basic Materials (1.1%)
Ameron International Corp.	71,400	4,089,792
Chaparral Steel Co. (NON)	76,900	4,723,967
		8,813,759

Broadcasting (0.4%)
Sinclair Broadcast Group, Inc. Class A	403,800	3,436,338

Building Materials (1.9%)
Apogee Enterprises, Inc.	273,000	4,095,000
Goodman Global, Inc. (NON)	143,870	2,438,597
Interface, Inc. Class A (NON)	335,200	3,848,096
Lennox International, Inc.	179,500	5,108,570
		15,490,263

Capital Goods (0.1%)
Bandag, Inc. (S)	17,183	640,582

Chemicals (4.5%)
A. Schulman, Inc.	124,400	3,004,260
Airgas, Inc.	125,200	4,793,908
Delta & Pine Land Co.	187,800	5,318,496
H.B. Fuller Co.	82,700	3,990,275
Olin Corp.	201,000	3,559,710
Omnova Solutions, Inc. (NON)	789,700	4,801,376
PolyOne Corp. (NON)	794,500	7,508,025
RPM, Inc.	173,100	3,224,853
		36,200,903

Commercial and Consumer Services (3.8%)

4Kids Entertainment, Inc. (NON)	108,200	1,797,202
Banta Corp.	155,900	7,710,814
Brink's Co. (The)	70,400	3,868,480
ePlus, Inc. (NON)	94,300	1,273,050
Global Cash Access, Inc. (NON)	155,600	2,413,356
Maximus, Inc.	61,600	1,958,264
MPS Group, Inc. (NON)	271,100	4,077,344
Paxar Corp. (NON)	150,200	3,194,754
RemedyTemp, Inc. Class A (NON)	51,074	843,232
TeleTech Holdings, Inc. (NON)	311,100	3,745,644
		30,882,140

Communications Equipment (2.0%)
Arris Group, Inc. (NON)	124,600	1,497,692
Belden CDT, Inc.	170,900	5,439,747
EFJ, Inc. (NON)	307,900	2,099,878
Inter-Tel, Inc. (S)	240,500	5,033,665
Radyne Comstream Corp. (NON)	163,700	2,152,655
		16,223,637

Computers (2.1%)
Agilysys, Inc.	289,300	4,773,450
Brocade Communications Systems, Inc. (NON)	421,800	2,577,198
Emulex Corp. (NON)	166,600	2,952,152
Netgear, Inc. (NON)	109,100	2,554,031
Smart Modular Technologies WWH, Inc. (NON)	240,700	2,067,613
Xyratex Ltd. (Bermuda) (NON)	83,800	2,252,544
		17,176,988

Conglomerates (1.0%)
AMETEK, Inc.	75,000	3,422,250
Crane Co. (Australia)	122,070	4,904,773
		8,327,023

Consumer Finance (1.0%)
AmeriCredit Corp. (NON)	121,800	3,537,072
Capital Trust, Inc. Class A (R)	134,375	4,576,813
		8,113,885

Consumer Goods (1.9%)
American Greetings Corp. Class A (S)	192,500	4,329,325
Blyth Industries, Inc.	195,700	4,139,055
Elizabeth Arden, Inc. (NON)	149,800	3,055,920
Lancaster Colony Corp.	94,200	3,670,974
		15,195,274

Consumer Services (0.4%)
Stewart Enterprises, Inc. Class A	572,200	3,255,818

Electric Utilities (1.6%)
Black Hills Corp.	136,746	4,626,117
Sierra Pacific Resources (NON)	264,700	3,666,095
Westar Energy, Inc.	234,100	4,988,671
		13,280,883

Electrical Equipment (2.0%)
Lincoln Electric Holdings, Inc.	79,340	4,360,526
Rofin-Sinar Technologies, Inc. (NON)	86,560	4,722,714
Watsco, Inc.	47,600	2,666,076
WESCO International, Inc. (NON)	61,500	4,043,010
		15,792,326

Electronics (3.8%)
Avnet, Inc. (NON)	144,838	3,198,023
Directed Electronics, Inc. (NON)	146,860	2,026,668
General Cable Corp. (NON)	161,000	5,193,860
Methode Electronics, Inc. Class A	389,700	3,717,738
Monolithic System Technology, Inc. (NON)	207,300	1,685,349
Park Electrochemical Corp.	142,000	4,511,340
Standard Microsystems Corp. (NON)	63,852	1,455,187
TTM Technologies, Inc. (NON)	234,900	3,431,889
X-Rite, Inc. (S)	489,800	5,720,864
		30,940,918

Energy (1.6%)
GulfMark Offshore, Inc. (NON)	161,200	4,055,792
Hydril Co. (NON)	17,400	1,303,086
Pride International, Inc. (NON)	63,200	2,044,520
Tidewater, Inc.	110,700	5,614,704
		13,018,102

Engineering & Construction (0.6%)
EMCOR Group, Inc. (NON)	98,900	4,756,101

Financial (0.9%)
Advanta Corp. Class B	194,700	7,126,020

Food (1.8%)
Chiquita Brands International, Inc. (S)	123,800	1,771,578
Flowers Foods, Inc.	148,950	4,329,977
Ralcorp Holdings, Inc. (NON)	94,000	3,930,140
Sanderson Farms, Inc. (S)	97,800	2,994,636
TreeHouse Foods, Inc. (NON)	68,200	1,704,318
		14,730,649

Forest Products and Packaging (1.1%)
Albany International Corp.	113,800	4,547,448
Silgan Holdings, Inc.	107,800	4,030,642
		8,578,090

Health Care Services (2.4%)
AMERIGROUP Corp. (NON)	66,100	1,897,070
Hooper Holmes, Inc.	1,406,100	4,232,361
Odyssey Healthcare, Inc. (NON)	118,200	1,927,842
Pediatrix Medical Group, Inc. (NON)	84,600	3,907,674
Sierra Health Services, Inc. (NON)	106,900	4,404,280
Sunrise Assisted Living, Inc. (NON) (S)	82,800	2,772,972
		19,142,199

Homebuilding (0.9%)
Champion Enterprises, Inc. (NON) (S)	333,000	3,962,700
Fleetwood Enterprises, Inc. (NON) (S)	380,300	3,574,820
		7,537,520

Household Furniture and Appliances (0.4%)
Furniture Brands International, Inc. (S)	163,000	3,507,760

Insurance (10.6%)
American Equity Investment Life Holding Co.	468,600	6,115,230
AmerUs Group Co. (S)	93,600	5,441,904
Bristol West Holdings, Inc.	127,411	2,150,698
Commerce Group, Inc.	94,500	5,362,875
FBL Financial Group, Inc. Class A	97,700	3,495,706
Fremont General Corp.	228,500	4,622,555
Hub International, Ltd. (Canada)	91,600	2,508,924
Infinity Property & Casualty Corp.	131,700	5,613,054
Landamerica Financial Group, Inc.	84,900	5,681,508
Navigators Group, Inc. (NON)	61,041	2,516,110
Ohio Casualty Corp.	151,600	4,528,292
Philadelphia Consolidated Holding Corp. (NON)	119,800	3,971,370
Phoenix Companies, Inc. (The)	175,700	2,491,426
Presidential Life Corp.	245,200	6,132,452
Selective Insurance Group	91,199	4,970,346
Stancorp Financial Group	152,000	7,420,640
State Auto Financial Corp.	134,100	4,358,250
Stewart Information Services	101,900	3,873,219
Zenith National Insurance Corp.	109,900	4,396,000
		85,650,559

Investment Banking/Brokerage (0.8%)
MCG Capital Corp. (S)	388,400	6,109,532

Leisure (0.4%)
Arctic Cat, Inc.	188,888	3,464,206

Machinery (0.7%)
Gardner Denver, Inc. (NON)	50,100	3,780,546
MSC Industrial Direct Co., Inc. Class A	41,700	1,927,791
		5,708,337

Manufacturing (1.9%)
Acuity Brands, Inc.	134,902	5,382,590
Blount International, Inc. (NON)	191,400	2,453,748
Griffon Corp. (NON)	90,600	2,458,884
Kaman Corp.	133,100	2,475,660
Tennant Co.	50,400	2,502,360
		15,273,242

Media (0.5%)
Journal Communications, Inc. Class A	336,400	3,875,328

Medical Technology (2.5%)
Conmed Corp. (NON)	69,400	1,349,136
Datascope Corp.	144,900	4,971,519
Edwards Lifesciences Corp. (NON)	66,200	2,935,308
Hanger Orthopedic Group, Inc. (NON)	144,400	1,130,652
PSS World Medical, Inc. (NON) (S)	202,000	3,587,520
Serologicals Corp. (NON)	55,500	1,729,935
Vital Signs, Inc.	88,628	4,433,173
		20,137,243

Metal Fabricators (1.4%)
Mueller Industries, Inc.	181,900	5,939,035
USEC, Inc.	421,600	5,084,496
		11,023,531

Metals (1.9%)
Quanex Corp.	132,625	5,214,815
Reliance Steel & Aluminum Co.	36,979	2,980,877
Steel Dynamics, Inc.	52,000	3,020,680
Texas Industries, Inc.	81,200	3,976,364
		15,192,736

Natural Gas Utilities (0.6%)
Energen Corp.	131,200	4,445,056

Office Equipment & Supplies (0.1%)
School Specialty, Inc. (NON)	22,200	800,088

Oil & Gas (3.2%)
Cabot Oil & Gas Corp. Class A	97,800	4,290,486
Energy Partners, Ltd. (NON) (S)	145,200	3,078,240
Petroleum Development Corp. (NON)	104,700	3,815,268
Range Resources Corp.	199,500	5,167,050
St. Mary Land & Exploration Co.	148,000	5,785,320
Universal Compression Holdings, Inc. (NON)	66,900	3,888,228
		26,024,592

Pharmaceuticals (1.5%)
Alpharma, Inc. Class A	194,620	4,558,000
First Horizon Pharmaceutical Corp. (NON)	103,210	2,178,763
Owens & Minor, Inc.	169,200	5,025,240
		11,762,003

Photography/Imaging (1.1%)
Ikon Office Solutions, Inc.	400,700	5,177,044
Imation Corp.	92,400	3,555,552
		8,732,596

Publishing (0.3%)
Playboy Enterprises, Inc. Class B (NON)	266,100	2,565,204

Railroads (0.2%)
Rail America, Inc. (Private) (NON)	137,000	1,541,250

Real Estate (4.9%)
American Home Mortgage Investment Corp. (R)	145,394	4,851,798
Arbor Realty Trust, Inc (R)	215,500	5,271,130
Cedar Shopping Centers, Inc. (R)	170,200	2,474,708
DiamondRock Hospitality Co. (R)	249,310	3,782,033
Entertainment Properties Trust (R)	99,672	4,091,536
Getty Realty Corp. (R)	206,300	5,312,225
Innkeepers USA Trust (R)	144,200	2,237,984
KKR Private Equity Investors LP ADR 144A (NON)(R)	88,000	2,118,160
M/I Schottenstein Homes, Inc.	39,600	1,425,600
National Health Investors, Inc. (R)	185,800	4,972,008
NorthStar Realty Finance Corp.	256,475	2,836,614
		39,373,796

Restaurants (0.8%)
CBRL Group, Inc.	53,500	2,002,505
Landry's Restaurants, Inc.	154,400	4,726,184
		6,728,689

Retail (4.8%)
Charlotte Russe Holding, Inc. (NON)	96,500	2,048,695
CSK Auto Corp. (NON) (S)	197,300	2,507,683
Finlay Enterprises, Inc. (NON)	99,500	984,055
Handleman Co. (S)	331,800	2,826,936
Haverty Furniture Cos., Inc.	340,900	4,779,418

Movie Gallery, Inc. (S)	427,300	2,132,227
Nash Finch Co. (S)	134,900	3,133,727
New York & Company, Inc. (NON) (S)	68,609	814,389
Nu Skin Enterprises, Inc. Class A	136,500	2,342,340
Ruddick Corp.	238,400	5,588,096
Sonic Automotive, Inc.	118,600	2,838,098
Spartan Stores, Inc.	65,700	870,525
Stage Stores, Inc.	84,600	2,753,730
Too, Inc. (NON)	127,300	5,219,300
		38,839,219

Semiconductor (1.1%)
Brooks Automation, Inc. (NON)	412,184	4,979,183
Cohu, Inc.	206,800	3,583,844
		8,563,027

Shipping (1.2%)
Arkansas Best Corp.	85,200	3,511,092
EGL, Inc. (NON)	82,900	3,736,303
Tsakos Energy Navigation, Ltd. (Norway)	62,100	2,289,006
		9,536,401

Software (1.9%)
Hyperion Solutions Corp. (NON)	137,400	3,944,754
Indus International, Inc. (NON)	904,700	2,723,147
MRO Software, Inc. (NON)	201,200	4,221,176
Parametric Technology Corp. (NON)	263,900	3,520,426
Support.com, Inc. (NON)	175,164	683,140
		15,092,643

Staffing (0.4%)
Kforce, Inc. (NON)	201,835	3,084,039

Technology (0.2%)
LaBarge, Inc. (NON)	123,200	1,632,400

Technology Services (2.6%)
Acxiom Corp.	139,000	3,277,620
DiamondCluster International, Inc. Class A (NON)	206,100	1,966,194
Digitas, Inc. (NON)	346,400	4,506,664
IHS, Inc. Class A (NON)	78,930	2,127,164
MTS Systems Corp.	119,600	4,993,300
United Online, Inc.	339,200	4,043,264
		20,914,206

Telecommunications (1.4%)
Brightpoint, Inc. (NON)	164,230	3,511,237
Consolidated Communications Holdings, Inc.	221,900	3,634,722
Earthlink, Inc. (NON)	424,473	3,535,860
Equinix, Inc. (NON) (S)	15,600	909,168
		11,590,987

Textiles (0.8%)
Rocky Brands, Inc. (NON)	42,900	1,021,020
Wolverine World Wide, Inc. (S)	234,600	5,381,724
		6,402,744

Transportation Services (0.5%)
Landstar Systems, Inc.	90,600	4,003,614

Waste Management (0.5%)
URS Corp. (NON)	88,300	3,743,031

Total common stocks (cost $570,150,990)		$802,178,082

SHORT-TERM INVESTMENTS (6.9%)(a)
	Principal amount/	Value
	shares

Short-term investments held as collateral for loaned securities with yields ranging from 4.90% to 5.19% and due dates ranging from June 1 ,2006 to
June 29, 2006 (d)	$54,756,616	$54,673,601
Putnam Prime Money Market Fund (e)	723,741	723,741

Total short-term investments (cost $55,397,342)		$55,397,342

TOTAL INVESTMENTS

Total investments (cost $625,548,332) (b)		$857,575,424

NOTES

(a) Percentages indicated are based on net assets of $806,452,722.

(b) The aggregate identified cost on a tax basis is $626,981,779, resulting in gross unrealized appreciation and depreciation of $267,102,150 and $36,508,505, respectively, or net unrealized appreciation of $230,593,645.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at May 31, 2006.

(R) Real Estate Investment Trust.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned.
The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At May 31, 2006, the value of securities loaned amounted to
$52,706,358. The fund received cash collateral of $54,673,601 which is pooled with collateral of other Putnam funds into 27 issues of high-grade, short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money
Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam
Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $9,650 for the period ended May 31, 2006. During the period ended May 31, 2006, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $28,238,041 and $41,316,089, respectively.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value equity foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.
Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Other investments, including certain restricted securities, are valued at fair value following procedures approved by the
Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds By (Signature and Title): /s/ Michael T. Healy Michael T. Healy Principal Accounting Officer Date: July 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: July 27, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: July 27, 2006